Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 192,375	¥ 174,485	¥ 169,401
Loans held for sale in installment loans	201,355	155,680
Loans held for sale measured at fair value	197,041	151,601
Installment loans	3,877,602	3,862,604
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	12,255	13,747
Fair value at the acquisition date of purchased loans acquired during the period	¥ 2,444	¥ 4,926